PROPERTY, PLANT AND EQUIPMENT - Property Types (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 13,546
Property, plant and equipment, ending balance	14,730	$ 13,546
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	15,576	13,039
Additions and transfers	1,534	1,900
Acquisition (Note 6)		612
Change in decommissioning provision	14	42
Disposals and other	(44)	(17)
Property, plant and equipment, ending balance	17,080	15,576
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,030	1,708
Depreciation	364	334
Disposals and other	(44)	(12)
Property, plant and equipment, ending balance	2,350	2,030
Land and Land Rights
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	320
Property, plant and equipment, ending balance	328	320
Land and Land Rights | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	329	218
Additions and transfers	12	70
Acquisition (Note 6)		41
Change in decommissioning provision	0	0
Disposals and other	(1)	0
Property, plant and equipment, ending balance	340	329
Land and Land Rights | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	9	7
Depreciation	3	2
Disposals and other	0	0
Property, plant and equipment, ending balance	12	9
Pipelines
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,554
Property, plant and equipment, ending balance	5,943	5,554
Pipelines | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,650	4,253
Additions and transfers	531	1,895
Acquisition (Note 6)		448
Change in decommissioning provision	(10)	63
Disposals and other	(7)	(9)
Property, plant and equipment, ending balance	7,164	6,650
Pipelines | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,096	966
Depreciation	142	136
Disposals and other	(17)	(6)
Property, plant and equipment, ending balance	1,221	1,096
Facilities and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,994
Property, plant and equipment, ending balance	6,292	5,994
Facilities and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,715	5,514
Additions and transfers	469	1,230
Acquisition (Note 6)		0
Change in decommissioning provision	5	(21)
Disposals and other	(30)	(8)
Property, plant and equipment, ending balance	7,159	6,715
Facilities and Equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	721	575
Depreciation	164	148
Disposals and other	(18)	(2)
Property, plant and equipment, ending balance	867	721
Cavern Storage and Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,019
Property, plant and equipment, ending balance	1,228	1,019
Cavern Storage and Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,223	1,089
Additions and transfers	231	133
Acquisition (Note 6)		0
Change in decommissioning provision	19	0
Disposals and other	5	1
Property, plant and equipment, ending balance	1,478	1,223
Cavern Storage and Other | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	204	160
Depreciation	55	48
Disposals and other	(9)	(4)
Property, plant and equipment, ending balance	250	204
Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	659
Property, plant and equipment, ending balance	939	659
Assets Under Construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	659	1,965
Additions and transfers	291	(1,428)
Acquisition (Note 6)		123
Change in decommissioning provision	0	0
Disposals and other	(11)	(1)
Property, plant and equipment, ending balance	939	659
Assets Under Construction | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Disposals and other	0	0
Property, plant and equipment, ending balance	$ 0	$ 0